Guarantee commitments to third parties and contingent liabilities (Details) € in Thousands, $ in Thousands		1 Months Ended					3 Months Ended	12 Months Ended
	Nov. 06, 2023 USD ($)	Aug. 31, 2023 item	Jan. 31, 2023 USD ($)	Jan. 31, 2023 EUR (€)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Mar. 31, 2023 USD ($) employee	Dec. 31, 2023 USD ($) case	Dec. 31, 2022 USD ($) employee
Guarantee commitments to third parties and other contingent assets and liabilities
Bank guarantees commitments to third parties								$ 7,249	$ 7,905
Statutory maximum penalty per day per violation of standard provisions	$ 2,639
Provision for Litigation | Globe Metallurgical Inc
Guarantee commitments to third parties and other contingent assets and liabilities
Number of employees impacted | employee									2
Stamp Tax Litigation
Guarantee commitments to third parties and other contingent assets and liabilities
Loss contingency tax reassessment					$ 1,600	€ 1,400
Tax penalty amount voided			$ 663	€ 600
Asbestos-related claims
Guarantee commitments to third parties and other contingent assets and liabilities
Accrued amount								$ 611	$ 955
Number of employees | employee									100
Loss contingency claims settled percentage									3.00%
Number of grave cases | case								3
Other environment related contingent liability
Guarantee commitments to third parties and other contingent assets and liabilities
Number of notices of violations | item		2
Globe Metallurgical Selma, Alabama, Facility Litigation
Guarantee commitments to third parties and other contingent assets and liabilities
Number of employees impacted | employee							2
Insurance settled and paid for claims							$ 18,000